CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues
Total net revenues	¥ 8,987,738	¥ 8,761,318	¥ 8,721,175
Cost of revenues	(7,512,076)	(7,250,847)	(7,268,741)
Operating expenses
Fulfillment	(362,173)	(391,687)	(438,959)
Sales and marketing	(585,039)	(641,519)	(700,791)
Research and development	(165,518)	(169,496)	(175,915)
General and administrative	(576,269)	(646,539)	(535,493)
Loss from operations	(213,337)	(338,770)	(398,724)
Interest and investment income	50,088	64,246	53,703
Interest expense	(11,350)	(19,003)	(19,343)
Others, net	35,546	26,497	59,659
Loss before income tax	(139,053)	(267,030)	(304,705)
Income tax expenses	(689)	(1,013)	(195)
Net loss	(139,742)	(268,043)	(304,900)
Less: net loss attributable to non-controlling interests			(393)
Less: net loss attributable to redeemable non-controlling interests			(193)
Net loss attributable to ZKH Group Limited	(139,742)	(268,043)	(304,314)
Accretion on preferred shares to redemption value			(660,070)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(139,742)	(268,043)	(964,384)
Net loss	(139,742)	(268,043)	(304,900)
Other comprehensive loss:
Foreign currency translation adjustments	(42,052)	29,918	26,756
Total comprehensive loss	(181,794)	(238,125)	(278,144)
Less: comprehensive loss attributable to non-controlling interests			(393)
Less: comprehensive loss attributable to redeemable non-controlling interests			(193)
Comprehensive loss attributable to ZKH Group Limited	(181,794)	(238,125)	(277,558)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	¥ (181,794)	¥ (238,125)	¥ (937,628)
Net loss per share
Basic	¥ (0.02)	¥ (0.05)	¥ (0.63)
Diluted	¥ (0.02)	¥ (0.05)	¥ (0.63)
Weighted average number of shares
Basic	5,686,064,402	5,736,262,553	1,528,540,765
Diluted	5,686,064,402	5,736,262,553	1,528,540,765
ADS
Net loss per share
Basic	¥ (0.86)	¥ (1.64)	¥ (22.08)
Diluted	¥ (0.86)	¥ (1.64)	¥ (22.08)
Weighted average number of shares
Basic	162,458,983	163,893,216	43,672,593
Diluted	162,458,983	163,893,216	43,672,593
Net product revenues
Net revenues
Total net revenues	¥ 8,766,751	¥ 8,449,468	¥ 8,341,603
Net service revenues
Net revenues
Total net revenues	171,264	244,707	307,412
Other revenues
Net revenues
Total net revenues	¥ 49,723	¥ 67,143	¥ 72,160